Deconsolidation (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2016	Apr. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Deconsolidation [Line Items]
Cash consideration				$ 23,836,195	$ 8,463,170
Cost method investments, fair value disclosure					477,393
Proceeds from transfer of equity method investment					12,765,427
Equity method investments, fair value disclosure					$ 985,586
CFO Zhongcheng [Member]
Schedule of Deconsolidation [Line Items]
Deconsolidation, ownership percentage disposed					100.00%
Cash consideration					$ 9,322,850
Gain on interest sold retained noncontrolling investment					$ 9,161,948
CFO Fenxin [Member]
Schedule of Deconsolidation [Line Items]
Deconsolidation, ownership percentage disposed		100.00%
Cash consideration		$ 21,675,518
Noncontrolling investment, percentage		10.00%
Cost method investments, fair value disclosure		$ 807,265
Gain on interest sold retained noncontrolling investment		$ 22,445,303
CFO Meining [Member]
Schedule of Deconsolidation [Line Items]
Equity method investment, ownership percentage		90.00%
Two Insignificant Affiliates [Member]
Schedule of Deconsolidation [Line Items]
Gain on interest sold retained noncontrolling investment				319
Equity method investment, ownership percentage			70.25%
CFO Securities Consulting [Member]
Schedule of Deconsolidation [Line Items]
Noncontrolling investment, percentage					10.00%
Equity method investment, ownership percentage					90.00%
CFO Securities Consulting [Member] | CFO Zhongcheng [Member]
Schedule of Deconsolidation [Line Items]
Equity method investment, ownership percentage					90.00%
CFO Aishang [Member]
Schedule of Deconsolidation [Line Items]
Noncontrolling investment, percentage					40.00%
Gain on interest sold retained noncontrolling investment					$ 837,853
Equity method investment, ownership percentage					55.00%
Equity method investment, ownership transferred percentage					15.00%
Proceeds from transfer of equity method investment					$ 3,861
Equity method investments, fair value disclosure					$ 985,586
CFO Henghui [Member]
Schedule of Deconsolidation [Line Items]
Cash consideration			$ 710,659
Cost method investments, fair value disclosure				3,921,387
Gain on interest sold retained noncontrolling investment				202,363
Equity method investment, ownership percentage			57.07%
Proceeds from transfer of equity method investment			$ 3,800
iSTAR Wealth Management [Member]
Schedule of Deconsolidation [Line Items]
Cash consideration	$ 3,002,628			2,835,782
Gain on interest sold retained noncontrolling investment				$ 2,245,827
Equity method investment, ownership percentage	85.00%
Description of gain on interest sold retained noncontrolling investment				(i) The fair value of the consideration transferred, (ii) the fair value of any retained noncontrolling investment in the former affiliated company on the date the affiliated company was deconsolidated, if any, (iii) the carrying amount of any noncontrolling interest in the former subsidiary (including any accumulated other comprehensive income or loss attributable to the noncontrolling interests) on the date the subsidiary is deconsolidated, and (iv) the carrying amount of any noncontrolling interest in the former affiliated company on the date the affiliated company was deconsolidated, if applicable; and the carrying amount of the former affiliated company's net assets.